Noninterest Other Income and Noninterest Other Expense (Tables)	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
Noninterest Other Income and Noninterest Other Expenses [Table Text Block]
The components of noninterest other income and noninterest other expenses which are in excess of one percent of total revenues for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
	(Dollars in thousands)
Income
Income from life insurance	$397	$107
Other income	349	345
Total other income	$746	$452

Expenses
ATM and debit card expense	$730	$613
Supplies and printing	395	394
Communications	323	363
Advertising and public relations	341	466
Vermont franchise tax	459	429
FDIC insurance assessment	351	376
Professional fees	424	417
Expenses of other real estate owned, net	489	302
Equity in losses of limited partnerships	660	515
Branch acquisition expenses	—	407
Prepayment penalties on borrowings	890	177
Other expenses	2,466	2,077
Total other expenses	$7,528	$6,536